Related Party Transactions - Summary of Compensation of Key Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Equity compensation	$ 3,761	$ 2,731
Salaries, bonuses, benefits and directors’ fees included in general and administrative expenses	2,684	2,565
Salaries, bonuses and benefits included in exploration expenditures	450	369
Salaries and benefits capitalized to Investment in Cauchari-Olaroz project	767	708
Total remuneration	7,662	6,373
Total due to directors and executive team	$ 1,676	$ 357